Significant Accounting Policies (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Significant Accounting Policies [Line Items]
Net investment income	$ 0	$ 0	$ 0
Insurance policy charges	24,950,000	26,629,000	28,435,000
Proportion of future policy reserves which are not universal life type	81
Advertising costs charged to earnings and included in other operating expense	16,000,000	12,000,000	10,000,000
Capitalized advertising costs	1,000,000,000	972,000,000
Cumulative effect of retroactive adoption resulted in a decrease in shareholders' equity				309,000,000
Original cost of property and equipment	119,000,000	119,000,000
Accumulated depreciation	71,000,000	65,000,000
Depreciation expense	6,800,000	6,000,000	4,600,000
Carrying value of investment in low-income housing interests	293,000,000	283,000,000
Obligations under future commitments for low-income housing interests	109,000,000
Pretax state administrative issue expense	6,900,000
After tax state administrative issue expense	4,500,000
Estimated pretax litigation settlement expenses	12,000,000
Estimated after tax litigation settlement expense	7,800,000
Tax settlements			2,900,000
Stock split ratio	Three-for-two
Stock dividend percentage on company's outstanding common stock	50.00%
Payments to acquire fractional shares	123,000
Fractional shares acquired, shares	2,841
Other Assets [Member]
Significant Accounting Policies [Line Items]
Carrying value of investment in low-income housing interests	281,000,000	269,000,000
Other Invested Assets [Member]
Significant Accounting Policies [Line Items]
Carrying value of investment in low-income housing interests	$ 12,000,000	$ 14,000,000
Building and Building Improvements [Member]
Significant Accounting Policies [Line Items]
Property and equipment, estimated useful life, minimum	5
Property and equipment, estimated useful life, maximum	40
Equipment [Member]
Significant Accounting Policies [Line Items]
Property and equipment, estimated useful life, minimum	2
Property and equipment, estimated useful life, maximum	10